Financial risk management (Details 5) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CDI
Financial instruments and risk management
Net exposure	$ (8,927)	$ (43,459)
CDI | Short-term financial investments
Financial instruments and risk management
Net exposure	31,758	13,672
CDI | Loans and borrowings
Financial instruments and risk management
Net exposure	(35,195)	(48,759)
CDI | Accounts payable for business acquired
Financial instruments and risk management
Net exposure	(5,490)	(8,372)
CDI | Derivatives (interest rate swap)
Financial instruments and risk management
Net exposure	0	0
SOFR
Financial instruments and risk management
Net exposure	(63,708)	(61,169)
SOFR | Short-term financial investments
Financial instruments and risk management
Net exposure	0	0
SOFR | Loans and borrowings
Financial instruments and risk management
Net exposure	(80,454)	(84,024)
SOFR | Accounts payable for business acquired
Financial instruments and risk management
Net exposure	0	0
SOFR | Derivatives (interest rate swap)
Financial instruments and risk management
Net exposure	$ 16,746	$ 22,855